Related party transactions and balances - Short term and long-term loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Total loans from related parties	$ 713,325	$ 329,120
Total current loans from related parties	0	329,120
Total non-current loans from related parties	713,325	0
Interest expense incurred on short-term loans by related parties	$ 51,770	11,403	$ 0
Xia Wang
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate	9.60%
Total loans from related parties	$ 101,904	104,852
Penglin Wang
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate	9.60%
Total loans from related parties	$ 229,283	224,268
Yong Wang
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate	7.13%
Total loans from related parties	$ 268,912	0
Zeshu Dai
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate	7.13%
Total loans from related parties	$ 113,226	$ 0